Earnings (Loss) per share - Schedule of computation of earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Basic earnings (loss) per share (in USD per share)	$ 0.48	$ 0.04	$ (0.06)
Diluted earnings (loss) per share (in USD per share)	$ 0.48	$ 0.04	$ (0.06)
Net income (loss)	$ 21,044	$ 1,514	$ (1,953)
Issued common shares at end of the period (in shares)	43,900,000	43,900,000	32,152,857
Weighted average number of shares outstanding for the period, basic (in shares)	43,900,000	38,644,250	32,152,857
Dilutive impact of share options (in shares)	8,667	0	0
Weighted average number of shares outstanding for the period, diluted (in shares)	43,908,667	38,644,250	32,152,857